FAIR VALUE MEASUREMENTS - Summary Of Changes In The Fair Value Of Level 3 Warrant Liabilities (Detail) - Warrant	5 Months Ended
Jun. 30, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Beginning Balance	$ 30,077,848
Change in valuation inputs or other assumptions	(6,716,530)
Fair value as of June 30, 2021	23,361,318
Fair value of the Warrants transferred out of Level 3	(10,001,349)
Fair Value, Ending Balance	13,359,969
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Beginning Balance	17,144,332
Change in valuation inputs or other assumptions	(3,784,363)
Fair value as of June 30, 2021	13,359,969
Fair value of the Warrants transferred out of Level 3	0
Fair Value, Ending Balance	13,359,969
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Beginning Balance	12,933,516
Change in valuation inputs or other assumptions	(2,932,167)
Fair value as of June 30, 2021	10,001,349
Fair value of the Warrants transferred out of Level 3	(10,001,349)
Fair Value, Ending Balance	$ 0